LEASES-THE COMPANY AS LESSOR (Tables)	12 Months Ended
Dec. 31, 2010
LEASES-THE COMPANY AS LESSOR [Abstract]
Historical Cost and Accumulated Depreciation of Leased Property
The historical cost of, and accumulated depreciation on, leased property at December 31, 2010 and 2009 were as follows (in millions):

	2010	2009

Leased property - real estate	$820	$694
Less accumulated depreciation	(103)	(101)
Property under operating leases - net	$717	$593

Total Rental Income Under Operating Leases
Total rental income under these operating leases for each of the three years in the period ended December 31, 2010 was as follows (in millions):

	2010	2009	2008

Minimum rentals	$70	$78	$82
Contingent rentals (based on sales volume)	2	3	4
Total	$72	$81	$86

Future Minimum Rentals on Non-Cancelable Leases	Future minimum rentals on non-cancelable leases at December 31, 2010 were as follows (in millions):
Operating Leases

2011	$66
2012	58
2013	47
2014	37
2015	27
Thereafter	97
Total	$332